INVESTMENTS UNDER COST METHOD	12 Months Ended
Dec. 31, 2012
INVESTMENTS UNDER COST METHOD
9.	INVESTMENTS UNDER COST METHOD

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Global Market	10,463	10,463	1,679
Tophere	1,127	1,127	181

	11,590	11,590	1,860

At December 31, 2012, the Company owned 3,209,815 shares of Global Market Group Limited (“Global Market”) Series A preferred shares. These share amounts reflect a May 2012 1 for 5 reverse stock split by Global Market.

Because the Company cannot exercise significant influence over Global Market, the investment is accounted for under the cost method.

In June 2010, the Company sold 4,942,845 Series A preferred shares (giving effect to the 1 for 5 reverse stock split) for cash consideration of RMB26,448 (US$3,875). The Company recognized a gain of RMB9,186 (US$1,392) on the disposal of the Series A preferred shares in 2010.

In June 2010, Global Market declared a cash payment of special dividends to the holders of its ordinary shares, Series A preferred shares and Series B preferred shares. The Company received dividends of RMB6,164 (US$934), which was included in other income in the consolidated statement of operations.

In November 2011, The Company received dividends of RMB920 (US$146), which is included in other income in the consolidated statement of operations.

In March 2012, The Company received dividends of RMB4 (US$1), which is included in other income in the consolidated statement of operations.

In June 2012, Global Market issued 7,459,550 ordinary shares, resulting in the dilution of the Company’s ownership interest from 3.03% to 3.28%.

In November 2007, the Company entered into an agreement with Hangzhou Tophere Info-Tech Inc. (“Tophere”), a Chinese business to business (“B2B”) food and beverage trade facilitator headquartered in Hangzhou, to acquire a 19.8% equity interest for a cash consideration of RMB4,500. Because the Company cannot exercise significant influence over Tophere, the investment is accounted for under the cost method.

In 2011, an impairment loss of RMB3,373 was recognized due to losses reported by Tophere.

On January 1, 2010, the Company also had a cost investment in GCL Silicon Technology Holdings Inc. (“GCL”) of RMB7,074 (US$1,036). In May 2010, the Company sold part of the investment, and received RMB7,626 (US$1,117). In September 2010, the Company sold the rest of the investment, and received RMB2,306 (US$349). The Company recorded a gain of approximately RMB2,967 (US$450) on the disposal.